Revenue - Disaggregated revenue and geography information (Details) - SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR) - USD ($) $ in Thousands		3 Months Ended		5 Months Ended	7 Months Ended	12 Months Ended
	Jan. 31, 2020	Apr. 30, 2021	Apr. 30, 2020	Jan. 31, 2021	Aug. 27, 2020	Jan. 31, 2020	Jan. 31, 2019
Disaggregation of Revenue [Line Items]
Total net revenues	$ 514,021	$ 91,701	$ 118,329	$ 108,768	$ 273,851	$ 514,021	$ 534,141
SaaS and subscription services
Disaggregation of Revenue [Line Items]
Total net revenues		78,575	101,089	93,205	234,766	439,791	462,240
Software maintenance
Disaggregation of Revenue [Line Items]
Total net revenues		4,064	5,260	4,770	12,079	23,982	30,161
Professional services
Disaggregation of Revenue [Line Items]
Total net revenues		8,191	10,946	9,546	24,499	45,661	38,043
Perpetual software licenses
Disaggregation of Revenue [Line Items]
Total net revenues		871	1,031	1,241	2,486	1,885	3,340
Hardware and other
Disaggregation of Revenue [Line Items]
Total net revenues			3	6	21	2,702	357
United States
Disaggregation of Revenue [Line Items]
Total net revenues		70,170	93,533	84,248	217,783	405,065	421,746
Other Americas
Disaggregation of Revenue [Line Items]
Total net revenues		4,461	4,931	4,724	8,899	21,925	22,807
Europe, Middle East and Africa
Disaggregation of Revenue [Line Items]
Total net revenues		12,113	13,787	13,934	32,788	61,321	66,244
Asia-Pacific
Disaggregation of Revenue [Line Items]
Total net revenues		$ 4,957	$ 6,078	$ 5,862	$ 14,381	$ 25,710	$ 23,344